Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	March 2020 Offering	April 2018 Offering	November 2018 Offering	April 2016 Offering	November 2019 Offering	Common Stock $0.001 par value	Common Stock $0.001 par value March 2020 Offering	Common Stock $0.001 par value November 2018 Offering	Common Stock $0.001 par value November 2019 Offering	Common Stock	Common Stock April 2018 Offering	Additional Paid-In Capital	Additional Paid-In Capital March 2020 Offering	Additional Paid-In Capital November 2018 Offering	Additional Paid-In Capital April 2016 Offering	Additional Paid-In Capital November 2019 Offering	Accumulated Other Comprehensive Loss	Accumulated Deficit
Beginning Balance at Dec. 31, 2017	$ (7,490)										$ 52,230		$ 6,602					$ 47	$ (66,369)
Beginning Balance, Shares at Dec. 31, 2017											20,178,226
Proceeds from the exercise of stock options and warrants	4,637										$ 4,637
Proceeds from exercise of stock options and warrants, Shares											736,130
Proceeds from the issuance of common stock and accompanying warrants	18,400			$ 20,126					$ 3		$ 18,400				$ 20,123
Proceeds from the issuance of common stock and accompanying warrants, Shares									2,439,394		2,463,185
Fair value of liability-classified warrants issued in connection with April 2018 Offering			$ (7,372)									$ (7,372)
Share issuance costs			$ (1,273)	(1,867)								$ (1,273)			(1,867)
Reclassification of liability-classified warrants upon exercise	3,748										$ 3,748
Settlement of vested restricted stock units, net of taxes	(2)												(2)
Settlement of vested restricted stock units, net of taxes, Shares											705
Stock-based compensation expense	1,047			$ 849									1,047		$ 849
Reclassification of exercised compensation stock options and warrants from additional paid-in capital											$ 110		(110)
Reclassification of April 2016 compensation options and warrants from additional paid-in capital to derivative financial instruments due to change in functional currency					$ (1,586)											$ (1,586)
Reclassification of USD denominated warrants from derivative financial instruments to additional paid-in capital due to change in functional currency	2,478												2,478
Reclassification of equity-classified stock options to stock-based compensation liability due to change in functional currency	(4,182)												(4,182)
Reclassification from other current liabilities due to exercise of stock options	32										32
Reclassification of non-employee options recorded as derivative financial instruments due to modification of options	1,206												1,206
Reclassification of stock-based compensation due to modification of options	10,338												10,338
Reclassification upon change in corporate domicile	0						$ 23				$ (70,512)		70,489
Reclassification upon change in corporate domicile, shares							23,378,246				(23,378,246)
Proceeds from exercise of stock options	$ 26												26
Proceeds from exercise of stock options, Shares	98,500						10,220
Foreign currency translation adjustments	$ (638)																	(638)
Net loss	(28,623)																		(28,623)
Ending Balance at Dec. 31, 2018	9,854						$ 26						105,411					(591)	(94,992)
Ending Balance, Shares at Dec. 31, 2018							25,827,860
Proceeds from the exercise of stock options and warrants	215												215
Proceeds from exercise of stock options and warrants, Shares							74,720
Settlement of vested restricted stock units, net of taxes	0
Settlement of vested restricted stock units, net of taxes, Shares							964
Stock-based compensation expense	3,336												3,336
Reclassification of derivative financial instruments from exercise of warrants	35												35
Foreign currency translation adjustments	(168)																	(168)
Net loss	(4,450)																		(4,450)
Ending Balance at Sep. 30, 2019	8,822						$ 26						108,997					(759)	(99,442)
Ending Balance, Shares at Sep. 30, 2019							25,903,544
Beginning Balance at Dec. 31, 2018	9,854						$ 26						105,411					(591)	(94,992)
Beginning Balance, Shares at Dec. 31, 2018							25,827,860
Proceeds from the exercise of stock options and warrants	215												215
Proceeds from exercise of stock options and warrants, Shares							74,720
Proceeds from the issuance of common stock and accompanying warrants						$ 1,685				$ 5							$ 1,680
Proceeds from the issuance of common stock and accompanying warrants, Shares										4,815,010
Share issuance costs						$ (553)											$ (553)
Settlement of vested restricted stock units, net of taxes	0
Settlement of vested restricted stock units, net of taxes, Shares							964
Stock-based compensation expense	4,691												4,691
Reclassification of derivative financial instruments from exercise of warrants	$ 35												35
Proceeds from exercise of stock options, Shares	520,000
Foreign currency translation adjustments	$ (311)																	(311)
Net loss	(9,781)																		(9,781)
Ending Balance at Dec. 31, 2019	5,835						$ 31						111,479					(902)	(104,773)
Ending Balance, Shares at Dec. 31, 2019							30,718,554
Proceeds from the issuance of common stock and accompanying warrants	5,043	$ 1,348					$ 8	$ 6					5,035	$ 1,342
Proceeds from the issuance of common stock and accompanying warrants, Shares							8,138,808	6,257,144
Share issuance costs	(506)												(506)
Warrant issuance from the March 2020 Offering		$ 842												$ 842
Settlement of vested restricted stock units, net of taxes	0
Settlement of vested restricted stock units, net of taxes, Shares							240,106
Stock-based compensation expense	2,021												2,021
Foreign currency translation adjustments	209																	209
Net loss	(11,595)																		(11,595)
Ending Balance at Sep. 30, 2020	$ 3,197						$ 45						$ 120,213					$ (693)	$ (116,368)
Ending Balance, Shares at Sep. 30, 2020							45,354,612